Note 13 - Retirement and Pension Plans - Amounts Recognized in Consolidated Balance Sheets (Details) - JPY (¥) ¥ in Thousands	Mar. 31, 2018	Mar. 31, 2017
Accrued retirement and pension costs	¥ (3,316,625)	¥ (3,142,064)
Net amount recognized	¥ (3,316,625)	¥ (3,142,064)